Annual Fund Operating Expenses - Target Retirement 2060 Fund - None or same as Fund Name	May 01, 2021
Operating Expenses:
Management Fee	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.57%
Total Annual Fund Operating Expenses
Fee Waiver/ Reimbursement from Adviser	(0.06%)
Total Annual Fund Operating Expenses after Reimbursement